Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities		$ 310	$ 391
Cash guarantees for liabilities		391	184
Property collateral given for remaining own liabilities		142	207
Commitments to purchase property plant and equipment		449	528
Contractual commitments to acquire loans to customers		142	150
Other commitments		$ 1,943	1,953
Stock lending arrangements shares		30
Loaned securities		$ 30
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest	55.00%	85.00%
Put option		$ 600	$ 700